Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	Party-in-Interest Transactions
The Bank of New York Mellon, a subsidiary of the Company, acts as Trustee of the Plan. The Bank of New York Mellon also acts as the lending agent for the securities lending activities of the Plan. The Plan paid no fees to The Bank of New York Mellon as the Trustee and lending agent for securities lending activity. Certain investments of the Master Trust are managed by subsidiaries of the Company. The Master Trust holds common stock of the Company. In addition, the Plan issues loans to participants, which are secured by the balances in the participants’ accounts. Therefore, these related transactions qualify as party-in-interest transactions. All other transactions which may be considered party-in-interest transactions relate to normal plan management and administrative services.

The Master Trust held 9,954,312 shares of the Company’s common stock at December 31, 2025, and 10,979,721 shares at December 31, 2024. The Plan’s interest in the Master Trust included 7,271,679 shares of the Company’s common stock at December 31, 2025 and 7,839,747 shares at December 31, 2024.